Employee Retirement and Severance Benefits (Amounts Recognized in Accumulated Other Comprehensive Income (Loss) Before Effect of Income Taxes) (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Japan
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	¥ 192,931	¥ 231,811
Prior service credit	(28,633)	(36,506)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax, Total	164,298	195,305
Foreign Plans
Accumulated Other Comprehensive Income (Loss) [Line Items]
Actuarial loss	142,455	118,247
Prior service credit	(520)	268
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax, Total	¥ 141,935	¥ 118,515